ACQUISITION OF REVERA INC.	12 Months Ended
Dec. 31, 2015
ACQUISITION OF REVERA INC. [Abstract]
ACQUISITION OF REVERA INC.

NOTE 3       -        ACQUISITION OF REVERA INC.

On April 2, 2015 (“the Closing Date”), The Company completed the acquisition of ReVera Inc. (“ReVera”) a privately held company headquartered in Santa Clara, California, which develops, manufactures, and sells stand-alone metrology tools for measurements of thin-films and composition applications in the semiconductor industry. The company paid $46,500 in cash of which, $2,475 were paid to ReVera noteholders prior to the acquisition.

The financial results of ReVera are included in the consolidated financial statements from the closing date.

Upon acquisition, ReVera became the Company's wholly-owned subsidiary. The acquisition was accounted for as a business combination. This method requires, among other things, that assets acquired and liabilities assumed in a business combination be recognized at their fair values as of the acquisition date.

If new information is obtained within one year from the acquisition date about facts and circumstances that existed at the acquisition date, the Company will retrospectively adjust the relevant amounts that were recognized at the time of the acquisition.

The Company allocated the total consideration to ReVera's tangible and intangible assets and liabilities based on their estimated fair values as of the acquisition date and allocated the remaining amount to goodwill. The allocation is as follows:

Cash and cash equivalents	$1,158
Net assets excluding cash and cash equivalents	7,991
Deferred tax current assets	563
Deferred tax long-term assets	3,753
Intangible assets	22,929
Goodwill	20,114
Deferred revenues, net	(1,409)
Deferred tax current liabilities	(2,122)
Deferred tax long-term liabilities	(6,477)
Total purchases price	$46,500

The valuation of intangible assets as of December 31, 2015 were as follows:

	Original	Accumulated	Net Carrying
	Amount	Amortization	Amount
Technology	$12,305	$1,318	$10,987
Customer relationships	5,191	199	4,992
Backlog	3,506	3,506	-
IPR&D	1,927	-	1,927
	$22,929	$5,023	$17,906

Annual amortization expenses are expected as following:

Year ending December 31,
2016	$2,545
2017	2,561
2018	2,614
2019	2,625
2020 and thereafter	7,561
$17,906

Measurement of Fair Values

The fair value of technology is based on the discounted estimated royalty payments that have been avoided as a result of the technology being owned.

The fair value of customer relationships is determined using the multi-period excess earnings method, whereby the subject asset is valued after deducting a fair return on all other assets that are part of creating the related cash flows.

The fair value of Backlog has been calculated using the income approach. The backlog is considered a valuable intangible asset, which can be separately sold.

The fair value of IPR&D intangible assets represent the value assigned to acquired research and development projects that, as of the acquisition date had not established technological feasibility and had no alternative future use. The IPR&D intangible assets are capitalized and accounted for as indefinite-lived intangible assets and are subject to impairment testing until completion or abandonment of the projects. Upon successful completion of each project and launch of the product, the Company will make a separate determination of useful life of the IPR&D intangible assets and the related amortization will be recorded as an expense over the estimated useful life of the specific projects.

Goodwill generated from the ReVera acquisition is primarily attributable to expected synergies. All goodwill generated during this period is not deductible for tax purposes.

The Company incurred acquisition-related expenses of $1,979. These expenses have been included in operating expenses in the statement of operation.

The following unaudited pro forma information presents the combined results of operations as if the acquisition had been completed on January 1, 2014, the beginning of the comparable prior annual reporting period.

The unaudited pro forma results do not reflect any cost saving synergies from operating efficiencies or the effect of the incremental costs incurred in integrating the two companies. Accordingly, these unaudited pro forma results are presented for informational purpose only and are not necessarily indicative of what the actual results of operations of the combined company would have been if the acquisition had occurred at the beginning of the period presented, nor are they indicative of future results of operations.

	Year ended December 31,
	2015	2014
Revenues	$155,842	$151,350
Net income	$19,328	$21,898